Label	Element	Value
Cohen & Steers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Real Estate Securities Fund, Inc. (the “Fund”) is total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class F, Class I or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Cohen & Steers Capital Management, Inc. (the “Advisor”) adheres to a bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. For example, although the Advisor does not generally exclude investments based on ESG factors alone, when considering an investment opportunity with material exposure to carbon emissions regulation, this risk may be considered as one factor in the Advisor’s holistic review process.
Under normal market conditions, the Fund invests at least 80% of its total assets in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”). Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including REITs and similar REIT-like entities.
A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.
The Fund may also invest up to 20% of its total assets in debt securities, including high yield debt securities, issued or guaranteed by real estate and other companies.
The Fund may invest up to 20% of its total assets in securities of foreign issuers (including emerging market issuers) which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).
The Fund may sell put or call options on an index or a security with the intention of earning option premiums in order to enhance current income.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
INVESTMENT RISK
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
MARKET RISK
Your investment in Fund shares represents an indirect investment in the REIT shares and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
COMMON STOCK RISK
The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
REAL ESTATE MARKET RISK
Since the Fund concentrates its assets in companies engaged in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.
REIT RISK
REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
FOREIGN (NON-U.S.) SECURITIES RISK
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
SMALL- AND MEDIUM-SIZED COMPANIES RISK
Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
DEBT SECURITIES RISK
Debt securities generally present various risks, including interest rate risk, credit risk, call risk, prepayment and extension risk, convertible securities risk, and liquidity risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
PREFERRED SECURITIES RISK
There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights. In addition, the COVID-19 outbreak has increased certain risks associated with investing in preferred securities. The impact of the COVID-19 outbreak could persist for years to come. See “Geopolitical Risk” below for additional information regarding the COVID-19 outbreak.
OPTIONS RISK
Gains on options transactions depend on the Advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. Where a liquid secondary market for options does not exist, the Fund may not be able to close its position, and in such an event would be unable to control its losses. The use of options may also limit gains from a positive change in the value of any portfolio securities underlying the options.
ACTIVE MANAGEMENT RISK
As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
NON-DIVERSIFICATION RISK
As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
GEOPOLITICAL RISK
Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics or pandemics, such as that caused by COVID-19, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and may continue to contribute to, market volatility, inflation and systemic economic weakness. COVID-19 and efforts to contain its spread may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the U.S. government and other central banks across Europe, Asia, and elsewhere announced and/or adopted economic relief packages in response to COVID-19. The end of any such program could cause market downturns, disruptions and volatility, particularly if markets view the ending as premature. The COVID-19 pandemic and its effects are expected to continue, and therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain.
On January 31, 2020, the United Kingdom (“UK”) withdrew from the European Union (“EU”) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. The EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU (“TCA”), provisionally went into effect on January 1, 2021, and entered into force officially on May 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on the UK, European and broader global economies, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
REGULATORY RISK
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Securities and Exchange Commission’s (“SEC”) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
CYBER SECURITY RISK
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.
Each of the Fund and the Advisor may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
LARGE SHAREHOLDER RISK
The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.
OTHER INVESTMENT COMPANIES RISK
To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC adopted Rule 12d1-4, which permits an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions, rescinded certain SEC exemptive orders permitting investments in excess of the statutory limits and withdrew certain related SEC staff no-action letters effective January 19, 2022. Accordingly, an investment company can no longer rely on the aforementioned exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1), which could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500® Index, over various time periods. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the broad-based market index, the table shows performance of a linked benchmark (the “Linked Benchmark”). The Linked Benchmark is represented by the performance of the FTSE Nareit Equity REITs Index through March 31, 2019 and the FTSE Nareit All Equity REITs Index thereafter. The FTSE Nareit Equity REITs Index contains all tax-qualified real estate investment trusts (REITs) except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500® Index, over various time periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of a linked benchmark (the “Linked Benchmark”). The Linked Benchmark is represented by the performance of the FTSE Nareit Equity REITs Index through March 31, 2019 and the FTSE Nareit All Equity REITs Index thereafter. The FTSE Nareit Equity REITs Index contains all tax-qualified real estate investment trusts (REITs) except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns(1)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 16.57% (quarter ended March 31, 2019) Lowest quarterly return during this period: –24.33% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table following the bar chart reflects applicable sales charges, if any.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, F, I, R, and Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown for Class A shares only. After-tax returns for Class C, F, I, R, and Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Cohen & Steers Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 557
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	1,730
1 Year	rr_ExpenseExampleNoRedemptionYear01	557
3 Years	rr_ExpenseExampleNoRedemptionYear03	784
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,730
2013	rr_AnnualReturn2013	4.44%	[2]
2014	rr_AnnualReturn2014	32.13%	[2]
2015	rr_AnnualReturn2015	7.35%	[2]
2016	rr_AnnualReturn2016	7.75%	[2]
2017	rr_AnnualReturn2017	7.78%	[2]
2018	rr_AnnualReturn2018	(4.56%)	[2]
2019	rr_AnnualReturn2019	31.17%	[2]
2020	rr_AnnualReturn2020	(2.01%)	[2]
2021	rr_AnnualReturn2021	41.68%	[2]
2022	rr_AnnualReturn2022	(26.49%)	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.33%)
1 Year	rr_AverageAnnualReturnYear01	(29.80%)
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	7.70%
Cohen & Steers Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	(27.73%)
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Cohen & Steers Real Estate Securities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	(26.28%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2017
Cohen & Steers Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.09%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	(26.34%)
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Cohen & Steers Real Estate Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	(26.63%)
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10		[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Real Estate Securities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	(26.23%)
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10		[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Real Estate Securities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(31.13%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Cohen & Steers Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.86%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Cohen & Steers Real Estate Securities Fund | Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.95%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Cohen & Steers Real Estate Securities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.43%
10 Years	rr_AverageAnnualReturnYear10	12.56%

[1]	If you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.
[2]	The annual total returns for Class C, F, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
[3]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	The inception date for Class F shares is April 3, 2017. Since inception and through December 31, 2022, Class F shares had a return before taxes of 5.77%.
[5]	The maximum shareholder service fee for Class I shares is 0.10%.
[6]	The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2022, Class R shares and Class Z shares had a return before taxes of 7.54% and 8.08%, respectively.